UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2017

Item 1. Reports to Stockholders.

Soundwatch Core Hedged Equity Fund
Institutional Class (BHHEX)

Semi-Annual Report to Shareholders
April 30, 2017

Table of Contents

Soundwatch Core Hedged Equity Fund
Expense Example	1
Allocation of Portfolio Holdings	2
Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	15
Approval of Investment Advisory Agreement	16
Privacy Notice	17
Directory of Fund’s Service Providers	18

Soundwatch Core Hedged Equity Fund
Expense Example
April 30, 2017 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 30, 2016 (inception of the Fund) to April 30, 2017 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period
	Beginning Account Value(1)	Ending Account Value	Expenses Paid During the Period(2)
Institutional Class
Actual Fund Return	$1,000.00	$1,072.90	$4.58
Hypothetical 5% Return	1,000.00	1,018.12	4.46

(1)	The Fund commenced operations on November 30, 2016.
(2)
Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 151/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Soundwatch Core Hedged Equity Fund
Allocation of Portfolio Holdings
April 30, 2017 (Unaudited)
(Calculated as a percentage of Total Investments)

Soundwatch Core Hedged Equity Fund
Schedule of Investments
April 30, 2017 (Unaudited)

Number of
Shares		Value
	EXCHANGE TRADED FUND ― 92.9%
100,000	iShares Core S&P 500 ETF	$23,956,000
	TOTAL EXCHANGE TRADED FUND
	(Cost $23,330,517)	23,956,000
Number of
Contracts
	PURCHASED OPTIONS ― 5.6%

	Call Options ― 2.5%
27	S&P 500 Index at $2,175, Expires December 15, 2017	648,135
	Total Call Options Purchased (Premiums paid $634,580)	648,135

	Put Options ― 3.1%
53	S&P 500 Index at $2,125, Expires September 15, 2017	90,365
33	S&P 500 Index at $2,325, Expires December 15, 2017	246,840
53	S&P 500 Index at $1,950, Expires December 15, 2017	90,100
33	S&P 500 Index at $2,350, Expires March 16, 2018	356,235
	Total Put Options Purchased (Premiums paid $931,655)	783,540
	TOTAL PURCHASED OPTIONS
	(Cost $1,566,235)	1,431,675
Number of
Shares
	SHORT-TERM INVESTMENT ― 3.1%
795,254	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.61% (1)	795,254
	TOTAL SHORT-TERM INVESTMENT
	(Cost $795,254)	795,254

	TOTAL INVESTMENTS ― 101.6%
	(Cost $25,692,006)	26,182,929
	Liabilities in Excess of Other Assets ― (1.6)%	(408,474)
	TOTAL NET ASSETS ― 100.0%	$25,774,455

Soundwatch Core Hedged Equity Fund
Schedule of Investments (Continued)
April 30, 2017 (Unaudited)

WRITTEN OPTIONS - (0.5%)

Contracts		Value
	Written Call Options ― (0.3%)
43	S&P 500 Index at $2,380, Expires May 5, 2017	$(47,300)
14	S&P 500 Index at $2,390, Expires May 5, 2017	(7,700)
43	S&P 500 Index at $2,405, Expires May 19, 2017	(30,960)
	Total Written Call Options - (Premiums Received $80,851)	(85,960)

	Written Put Options ― (0.2%)
26	S&P 500 Index at $2,355, Expires May 5, 2017	(5,590)
14	S&P 500 Index at $2,380, Expires May 5, 2017	(9,030)
6	S&P 500 Index at $2,390, Expires May 5, 2017	(6,318)
26	S&P 500 Index at $2,380, Expires May 12, 2017	(34,450)
	Total Written Put Options - (Premiums Received $102,964)	(55,388)

	TOTAL WRITTEN OPTIONS - (Premiums Received $183,815)	$(141,348)

The accompanying notes are an integral part of these financial statements.

Soundwatch Core Hedged Equity Fund
Statement of Assets and Liabilities
April 30, 2017 (Unaudited)

Assets:
Investments in securities, at fair value (cost $24,125,771)	$24,751,254
Purchased options, at fair value (cost $1,566,235)	1,431,675
Deposits with broker	179,253
Receivables:
Fund shares sold	64,733
Interest receivable	435
Due from Adviser	12,626
Prepaid expenses	3,816
Total assets	26,443,792

Liabilities:
Written options, at value (premiums received $183,815)	$141,348
Payables:
Investments securities purchased	480,686
Payable to broker	288
Accrued other expenses	47,015
Total liabilities	669,337

Net Assets	$25,774,455

Components of Net Assets:
Paid-in capital	$25,088,097
Undistributed net investment income	43,555
Accumulated net realized gain on investments, purchased options, and written options	109,413
Net unrealized appreciation/depreciation on:
Investments	625,483
Purchased options	(134,560)
Written options	42,467
Net Assets	$25,774,455

Institutional Class:
Net Assets	$25,774,455
Shares Issued and Outstanding	1,610,011
Net Asset Value, Redemption Price and Offering Price Per Share	$16.01

The accompanying notes are an integral part of these financial statements.

Soundwatch Core Hedged Equity Fund
Statement of Operations
For the Period November 30, 2016* through April 30, 2017 (Unaudited)

Investment Income:
Dividend income	$117,293
Interest income	1,104
Total investment Income	118,397

Expenses:
Management fees (Note 3)	45,070
Administration and fund accounting fees	32,269
Transfer agent fees and expenses	17,399
Audit fees	7,661
Legal fees	5,409
Custody fees	5,379
Compliance fees	5,209
Directors fees	4,137
Printing expense	3,831
Registration fees	2,813
Miscellaneous expenses	2,701
Insurance fees	1,655
Interest expense	1,450
Total expenses	134,983
Expenses waived by the Adviser (Note 3)	(83,162)
Net expenses	51,821
Net Investment Income	66,576

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, and Written Options:
Net realized gain (loss) on:
Investments	15,565
Purchased options	(349,335)
Written options	443,183
Net realized gain	109,413
Net change in unrealized appreciation (depreciation) on:
Investments	625,483
Purchased options	(134,560)
Written options	42,467
Net change in unrealized appreciation/depreciation	533,390
Net realized and unrealized gain on investments, purchased options, and written options	642,803

Net Increase in Net Assets from Operations	$709,379

* Inception date

The accompanying notes are an integral part of these financial statements.

Soundwatch Core Hedged Equity Fund
Statement of Changes in Net Assets

For the Period November 30, 2016* through April 30, 2017 (Unaudited)
Increase in Net Assets from:
Operations:
Net investment income	$66,576
Net realized gain on investments, purchased options, and written options	109,413
Net change in unrealized appreciation/depreciation on investments, purchased options, and written options	533,390
Net increase in net assets from operations	709,379

Distributions to Shareholders:
Net investment income	(23,021)
Total distributions to shareholders	(23,021)

Capital Transactions:
Proceeds from shares sold	25,532,113
Reinvestment of distributions	23,021
Cost of shares repurchased	(467,037)
Net increase in net assets from capital transactions	25,088,097
Total increase in net assets	25,774,455

Net Assets
Beginning of period	-
End of period	$25,774,455
Undistributed net investment income	$43,555

Capital Share Transactions:
Shares sold	1,638,279
Shares reinvested	1,518
Shares repurchased	(29,786)
Net increase in shares outstanding	1,610,011

* Inception date

The accompanying notes are an integral part of these financial statements.

Soundwatch Core Hedged Equity Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period.

	For the Period November 30, 2016* through April 30, 2017 (Unaudited)

Net Asset Value, Beginning of Period	$15.00

Income from Investment Operations:
Net investment income	0.08	(1)
Net realized and unrealized gain on investments	1.01
Total income from investment operations	1.09

Less Distributions:
Net investment income	(0.08)
Total distributions	(0.08)

Net Asset Value, End of Period	$16.01

Total Return	7.29%	(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$25,774
Ratio of expenses to average net assets (4)
Before fees waived by the Adviser	2.55%	(3)
After fees waived by the Adviser	0.98%	(3)
Ratio of net investment income to average net assets (5)
After fees waived by the Adviser	1.26%	(3)

Portfolio Turnover Rate	10%	(2)

* Inception date
(1) Computed using the average shares method
(2) Not annualized
(3) Annualized
(4)
The ratio of expenses to average net assets includes interest expense. For the period ended April 30, 2017, the ratio of expenses to average net assets excluding interest expense before and after fees waived by the Adviser was 2.52% and 0.95%, respectively.

(5)
The ratio of net investment income to average net assets includes interest expense. For the period ended April 30, 2017, the ratio of net investment income to average net assets excluding interest expense after fees waived by the Adviser was 1.28%.

The accompanying notes are an integral part of these financial statements.

Soundwatch Core Hedged Equity Fund
Notes to Financial Statements
April 30, 2017 (Unaudited)

NOTE 1 – Organization

The Soundwatch Core Hedged Equity Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”).  The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Soundwatch Capital, LLC (the “Adviser”) serves as the investment manager to the Fund. The investment objective of the Fund is to provide long-term capital appreciation. The inception date of the Fund was November 30, 2016.

NOTE 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation –Securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. The Adviser anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

An option that is written or purchased by the Fund shall be valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Fund’s Adviser with oversight by the Trust’s Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Soundwatch Core Hedged Equity Fund
Notes to Financial Statements (Continued)
April 30, 2017 (Unaudited)

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of April 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Fund	$23,956,000	$-	$-	$23,956,000
Purchased Options	-	1,431,675	-	1,431,675
Short-Term Investment	795,254	-	-	795,254
Total	$24,751,254	$1,431,675	$-	$26,182,929

Liabilities
Written Options	$-	$(141,348)	$-	$(141,348)
Total	$-	$(141,348)	$-	$(141,348)

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

(b) Derivatives – The Fund invests in certain derivatives, as detailed below, to meet its investment objectives.

Derivatives can be characterized as financial instruments whose value is derived, at least in part, from the value of an underlying asset or assets.  Types of derivatives include options, futures contracts, options on futures, and forward contracts. Derivative instruments may be used for a variety of reasons, including enhancing returns, hedging against certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker, or more specifically focused way for the Fund to invest than “traditional” securities would.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The Fund may also utilize certain financial instruments and investment techniques for risk management or hedging purposes.  There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.

Soundwatch Core Hedged Equity Fund
Notes to Financial Statements (Continued)
April 30, 2017 (Unaudited)

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended April 30, 2017 was related to the use of purchased options and written options. The Fund systematically writes (sells) equity index and/or ETF call options, covered calls and option spreads to generate additional income. A portion of this income is used to systematically purchase a series of protective equity index and/or ETF put options or put spreads to reduce the negative impact of stock market declines on long-term performance.

As the seller of an index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option.

The Fund also buys index and/or ETF put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index and/or ETF put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. A put spread is an option spread strategy that is created when equal number of put options are bought and sold simultaneously. Under certain market conditions, the selling of call options, including covered call options, or option spreads and purchasing of protective put options or put spreads may limit the upside returns of the Fund.

The Fund both purchased and wrote equity index and ETF options contracts during the period ended April 30, 2017. The Fund had outstanding purchased and written option contracts as listed on the Schedule of Investments as of April 30, 2017.

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Funds’ derivative contracts by primary risk exposure as of April 30, 2017:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Equity Contracts	Purchased options, at value	$1,431,675	Written options, at value	$141,348
Total		$1,431,675		$141,348

The following table sets forth the Funds’ realized gain, as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended April 30, 2017:

Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased options	Written options	Total
Equity contracts	$(349,335)	$443,183	$(93,848)
Total	$(349,335)	$443,183	$(93,848)

The following table sets forth the Funds’ change in unrealized appreciation by primary risk exposure and by type of derivative contract for the period ended April 30, 2017:

Soundwatch Core Hedged Equity Fund
Notes to Financial Statements (Continued)
April 30, 2017 (Unaudited)

Change in unrealized gain (loss) on derivatives
Risk exposure category	Purchased options	Written options	Total
Equity contracts	$(134,560)	$42,467	$(92,093)
Total	$(134,560)	$42,467	$(92,093)

The premium amount and the number of option contracts written by the Fund during the period ended April 30, 2017, were as follows:
	Number of Contracts	Premium Amount
Options outstanding at November 30, 2016*	-	$-
Options written	(8,201)	(1,485,404)
Options assignments	269	22,950
Option purchased to cover	7,682	1,274,096
Option expirations	78	4,543
Balance at April 30, 2017	(172)	(183,815)
* Inception date

For the period ended April 30, 2017, the quarterly average number of purchased and written option contracts for the Fund was 287 and 249, respectively.

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of April 30, 2017:

				Gross Amounts not offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets
Purchased Options
Interactive Brokers	$1,431,675	$-	$1,431,675	$(141,348)	$-	$1,290,327
	$1,431,675	$-	$1,431,675	$(141,348)	$-	$1,290,327

Liabilities
Written Options	$(141,348)	$-	$(141,348)	$141,348	$-	$-
Interactive Brokers	$(141,348)	$-	$(141,348)	$141,348	$-	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.

(c) Federal Income Taxes - The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Soundwatch Core Hedged Equity Fund
Notes to Financial Statements (Continued)
April 30, 2017 (Unaudited)

As of and during the period ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

(d) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed annually. Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

(f) Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Security Transactions and Investment Income – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTE 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.85%.  Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will waive/reimburse the Fund for expenses in excess of 0.95% of average daily net assets, excluding taxes, interest expense, dividends on securities sold short and extraordinary expenses, and acquired fund fees and expenses.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the period in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended April 30, 2017 the waived expenses by the Adviser was $83,162.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank serves as the Fund’s custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

Soundwatch Core Hedged Equity Fund
Notes to Financial Statements (Continued)
April 30, 2017 (Unaudited)

The Independent Trustees were paid $4,137 for their services and reimbursement of travel expenses during the period ended April 30, 2017.  The Fund pays no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – Investment Transactions

Purchases and sales of long-term investment securities for the period ended April 30, 2017, were as follows:

Purchases	$29,957,644
Sales	$ 1,181,331

NOTE 5 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

 NOTE 6 – New Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Soundwatch Core Hedged Equity Fund
Additional Information
April 30, 2017 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Funds’ Form N-PX is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Soundwatch Core Hedged Equity Fund
Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on May 26, 2016, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a new investment advisory agreement (“Advisory Agreement”) with Soundwatch Capital, LLC (“Soundwatch” or the “Adviser”), for the Soundwatch Fund (the “Fund”), a new series of the Trust.  Ahead of the May meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

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In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Fund.  The Board reviewed the proposed services that Soundwatch would provide to the Fund as investment adviser, noting to what degree those services extended beyond portfolio management.  The Trustees also considered the structure of the compliance procedures and the trading capability of Soundwatch.  The Board concluded that Soundwatch had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

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As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider the Adviser’s performance history with respect to its separately managed accounts with a similar investment strategy.

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The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Soundwatch were fair and reasonable.

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With respect to the Fund, the Trustees considered Soundwatch’s assertion that, because the Fund is new, it is not yet able to determine whether there will be economies of scale in the management of the Fund.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that it will have the opportunity to periodically re-examine whether economies of scale have been achieved.

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The Trustees discussed the likely overall profitability of Soundwatch from managing the Fund.  In assessing profitability, the Trustees reviewed Soundwatch’s financial information provided in the Board materials and took into account both the likely direct and indirect benefits to Soundwatch from managing the Fund.  The Trustees concluded that Soundwatch’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, Soundwatch appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Privacy Notice

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Soundwatch Capital, LLC
485 Madison Avenue, 7th Floor
New York, NY 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By     /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date July 7, 2017

By    /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date July 7, 2017